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                                                               [LOGO OF MetLife]

Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account UL
     File Nos. 333-40161 and 811-06025
     (Equity Options)
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated May 1, 2017 to the Prospectus dated
April 28, 2008 and Statement of Additional Information ("SAI") dated May 1, 2017 being used for certain variable life insurance options offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 21 for the Account filed electronically with the Commission on April 14, 2017.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Assistant General Counsel